VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Health Care REITs: 7.7%
95,300	(1)	Healthcare Realty Trust, Inc.	$2,618,844	0.9
164,448		Healthcare Trust of America, Inc.	5,153,800	1.8
113,533		Ventas, Inc.	7,011,798	2.5
73,810		Welltower, Inc.	7,096,094	2.5
			21,880,536	7.7

		Hotel & Resort REITs: 5.0%
191,400	(2)	DiamondRock Hospitality Co.	1,933,140	0.7
229,400		Park Hotels & Resorts, Inc.	4,480,182	1.5
382,000	(2)	Sunstone Hotel Investors, Inc.	4,499,960	1.6
174,700	(2)	Xenia Hotels & Resorts, Inc.	3,369,963	1.2
			14,283,245	5.0

		Industrial REITs: 15.5%
154,500		LXP Industrial Trust	2,425,650	0.8
190,388		ProLogis, Inc.	30,743,854	10.8
106,200		Rexford Industrial Realty, Inc.	7,921,458	2.8
74,351		STAG Industrial, Inc.	3,074,414	1.1
			44,165,376	15.5

		Office REITs: 6.2%
22,349		Alexandria Real Estate Equities, Inc.	4,497,736	1.6
55,009		Highwoods Properties, Inc.	2,516,112	0.9
128,007		Hudson Pacific Properties, Inc.	3,552,194	1.2
172,000		Paramount Group, Inc.	1,876,520	0.7
301,339		Piedmont Office Realty Trust, Inc.	5,189,058	1.8
			17,631,620	6.2

		Real Estate Operating Companies: 0.5%
88,184		Tricon Residential, Inc.	1,400,362	0.5

		Residential REITs: 23.7%
107,868		American Campus Communities, Inc.	6,037,372	2.1
93,654		Apartment Income REIT Corp.	5,006,743	1.8
40,980		AvalonBay Communities, Inc.	10,178,202	3.6
54,890		Camden Property Trust	9,122,718	3.2
31,670		Essex Property Trust, Inc.	10,941,351	3.8
78,600		Independence Realty Trust, Inc.	2,078,184	0.7
218,683		Invitation Homes, Inc.	8,786,683	3.1
25,941		NexPoint Residential Trust, Inc.	2,342,732	0.8
74,223		Sun Communities, Inc.	13,010,550	4.6
			67,504,535	23.7

		Retail REITs: 17.0%
73,100		Getty Realty Corp.	2,092,122	0.7
78,600		National Retail Properties, Inc.	3,532,284	1.3
185,681		Realty Income Corp.	12,867,693	4.5
114,344		Regency Centers Corp.	8,157,301	2.9
144,600		Retail Opportunity Investments Corp.	2,803,794	1.0
113,359		Simon Property Group, Inc.	14,913,510	5.2
85,626		Spirit Realty Capital, Inc.	3,940,509	1.4
			48,307,213	17.0

		Specialized REITs: 23.7%
34,596		Crown Castle International Corp.	6,386,421	2.2
261,396		CubeSmart	13,600,434	4.8
23,415		Equinix, Inc.	17,365,032	6.1
65,740		Extra Space Storage, Inc.	13,516,144	4.7
134,900		Four Corners Property Trust, Inc.	3,647,696	1.3
52,000		Gaming and Leisure Properties, Inc.	2,440,360	0.9
75,688		Life Storage, Inc.	10,628,866	3.7
			67,584,953	23.7

	Total Common Stock
	(Cost $236,344,269)		282,757,840	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 0.9%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,020,000, due 02/01/36-03/01/52)	1,000,000	0.4

679,476	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $679,482, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $693,065, due 06/15/22-01/20/52)	679,476	0.2

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/26/22-03/20/52)	$1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,679,476)	2,679,476	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
699,586	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $699,586)	699,586	0.3

	Total Short-Term Investments
	(Cost $3,379,062)	3,379,062	1.2

	Total Investments in Securities (Cost $239,723,331)	$286,136,902	100.5
	Liabilities in Excess of Other Assets	(1,481,938)	(0.5)
	Net Assets	$284,654,964	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$282,757,840	$–	$–	$282,757,840
Short-Term Investments	699,586	2,679,476	–	3,379,062
Total Investments, at fair value	$283,457,426	$2,679,476	$–	$286,136,902

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $245,330,495.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$49,514,027
Gross Unrealized Depreciation	(8,707,628)
Net Unrealized Appreciation	$40,806,399